Cover	Dec. 14, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 14, 2021
Entity File Number	001-41091
Entity Registrant Name	WEJO GROUP LIMITED
Entity Central Index Key	0001864448
Entity Tax Identification Number	98-1611674
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	Canon’s Court
Entity Address, Address Line Two	22 Victoria Street
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM12
City Area Code	+44
Local Phone Number	8002 343065
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common shares, par value $0.001 per share [Member]
Title of 12(b) Security	Common shares, par value $0.001 per share
Trading Symbol	WEJO
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of common shares at an exercise price of $11.50 [Member]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common shares at an exercise price of $11.50
Trading Symbol	WEJOW
Security Exchange Name	NASDAQ